INCOME TAXES - Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
INCOME TAXES
Amounts accrued for interest or penalties on unrecognized tax benefits	$ 0	$ 0